Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of segments	3
Revenues provided by drilling operation in US Gulf of Mexico	$ 421.3
Percent of revenues provided by drilling operations in the US Gulf of Mexico	25.00%
Percent of drilling revenues provided by deepwater drilling operations in the US Gulf of Mexico	65.00%
Minimum percentage revenue required for countries segmental reporting	10.00%
Minimum percentage of long-lived assets required for countries segmental reporting	10.00%
Jackup Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	40
Barge Rig [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	1
Singapore [Member] | Ultra-Deepwater Semisubmersible Rigs
Segment Reporting Information [Line Items]
Number of contract drilling rigs	1
Singapore [Member] | Ultra-Deepwater Semisubmersible Rigs Under Construction [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	3
Deepwater [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Rigs drilling capacity, feet	4,500
Midwater [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Rigs drilling capacity, feet	4,499
Jackup [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Rigs drilling capacity, feet	400